Reporting Entity - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 13, 2022	Jun. 09, 2022	Feb. 10, 2021
Reporting Entity [Line Items]
Common shares issued	11,996,387	5,560,829
Common stock outstanding	11,996,387	5,560,829
Net loss	$ 88,802,558	$ 84,424,529
Cash flow from operations	28,565,729	54,346,127
Accumulated deficit	$ 383,641,363	$ 323,181,697
Pre-Consolidation Shares
Reporting Entity [Line Items]
Common shares issued				198,000,000
Common stock outstanding				198,000,000
Post-Consolidation Shares
Reporting Entity [Line Items]
Common shares issued			5,700,000
Common stock outstanding			5,700,000
Sprout
Reporting Entity [Line Items]
Acquired interest	50.10%				50.10%